Derivative financial instruments and risk management (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivatives Fair Value
Asset Fair Value	$ 128	$ 211	$ 298
Liability Fair Value	(214)	(50)	(144)
Machinery, Energy & Transportation
Derivatives Fair Value
Asset Fair Value	27	73	60
Liability Fair Value	(191)	(40)	(129)
Financial Products
Derivatives Fair Value
Asset Fair Value	101	138	238
Liability Fair Value	(23)	(10)	(15)
Designated derivatives
Derivatives Fair Value
Asset (Liability) Fair Value	(38)	131	180
Designated derivatives | Foreign exchange contracts | Receivables - trade and other | Machinery, Energy & Transportation
Derivatives Fair Value
Asset Fair Value	25	54	28
Designated derivatives | Foreign exchange contracts | Accrued expenses | Machinery, Energy & Transportation
Derivatives Fair Value
Liability Fair Value	(134)	(39)	(66)
Designated derivatives | Interest rate contracts | Receivables - trade and other | Financial Products
Derivatives Fair Value
Asset Fair Value	6	7	17
Designated derivatives | Interest rate contracts | Long-term receivables - trade and other | Financial Products
Derivatives Fair Value
Asset Fair Value	73	115	209
Designated derivatives | Interest rate contracts | Accrued expenses | Financial Products
Derivatives Fair Value
Liability Fair Value	(8)	(6)	(8)
Undesignated derivatives
Derivatives Fair Value
Asset (Liability) Fair Value	(48)	30	(26)
Undesignated derivatives | Foreign exchange contracts | Receivables - trade and other | Machinery, Energy & Transportation
Derivatives Fair Value
Asset Fair Value	2	19	31
Undesignated derivatives | Foreign exchange contracts | Receivables - trade and other | Financial Products
Derivatives Fair Value
Asset Fair Value	5	7	10
Undesignated derivatives | Foreign exchange contracts | Long-term receivables - trade and other | Financial Products
Derivatives Fair Value
Asset Fair Value	17	9	0
Undesignated derivatives | Foreign exchange contracts | Accrued expenses | Machinery, Energy & Transportation
Derivatives Fair Value
Liability Fair Value	(43)	(1)	(63)
Undesignated derivatives | Foreign exchange contracts | Accrued expenses | Financial Products
Derivatives Fair Value
Liability Fair Value	(15)	(4)	(6)
Undesignated derivatives | Interest rate contracts | Receivables - trade and other | Financial Products
Derivatives Fair Value
Asset Fair Value	0	0	2
Undesignated derivatives | Interest rate contracts | Accrued expenses | Financial Products
Derivatives Fair Value
Liability Fair Value	0	0	(1)
Undesignated derivatives | Commodity contracts | Receivables - trade and other | Machinery, Energy & Transportation
Derivatives Fair Value
Asset Fair Value	0	0	1
Undesignated derivatives | Commodity contracts | Accrued expenses | Machinery, Energy & Transportation
Derivatives Fair Value
Liability Fair Value	$ (14)	$ 0	$ 0